Distribution of Profits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Distribution of Profits (Details) [Line Items]
Appropriations to the statutory surplus reserve percentage	50.00%
Statutory reserves	¥ 508,739	$ 73,076	¥ 480,881
Prc [Member]
Distribution of Profits (Details) [Line Items]
Appropriations to the statutory surplus reserve percentage	10.00%